Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Abstract]
Income tax, net of refunds	$ 1,974	$ 174
Interest	$ 11	$ 3